FINANCIAL INSTRUMENTS (Details 28) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 9,793,133	$ 7,616,658
Bonds issued	6,302,554	4,717,676
Borrowings	1,256,166	$ 1,151,023
Other Financial Lease Liabilities	$ 8,573,780		$ 6,596,689
Percentage of entity total interest rate borrowings	100.00%		100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 8,018,132		$ 5,909,430
Bonds issued	6,302,554		4,717,676
Borrowings	700,518		463,764
Other Financial Lease Liabilities	$ 1,015,060		$ 727,990
Proportion of fixed interest rate borrowings	93.50%		89.60%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 555,648		$ 687,259
Bonds issued	0		0
Borrowings	$ 555,648		$ 687,259
Proportion of variable interest rate borrowings	6.50%		10.40%